Income Taxes (Narrative) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended					6 Months Ended	3 Months Ended	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2011 Europe [Member]	Dec. 31, 2011 United Kingdom [Member]	Jun. 30, 2011 United Kingdom [Member] Previous [Member]	Sep. 30, 2011 United Kingdom [Member] Current [Member]	Dec. 31, 2011 U.S. Federal [Member]	Dec. 31, 2011 Brazil [Member]	Dec. 31, 2011 2012 [Member]	Dec. 31, 2011 2013 [Member]	Dec. 31, 2011 2014 [Member]	Dec. 31, 2011 2015 [Member]	Dec. 31, 2011 2016 [Member]	Dec. 31, 2011 Tax Credit Loss Carryforwards Thereafter [Member]
Income Tax Examination [Line Items]
Tax provisions (benefits) related to prior year foreign tax adjustments		$ (2.7)	$ 7.7
Rate change in the company's income tax provision					8.4
Corporate tax rate					25.00%	27.00%	26.00%
Income tax benefit	64.8	58.8	42.3	28.3
U.S. Federal tax loss carryforwards	320.3
State and local tax loss carryforwards	248.3
Foreign tax loss carryforwards	232.0
Total tax loss carryforwards	800.6	750.0
Tax loss carryforwards, set to expire										11.3	4.6	5.8	11.5	25.4	742.0
Tax credit carryforwards	697.5
Tax credit carryforwards, set to expire										67.1	46.4	23.2	22.4	31.1	507.3
Cumulative undistributed earnings of foreign subsidiaries	965
Cash paid, net of refunds	74.9	52.7	58.2
Penalties and interest accrued related to income tax liabilities	$ 1.0	$ 0.9
Tax audit for the years					through 2008			2000-2003	through 2005